Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of quantitative information about right-of-use assets and a lease liability

	Cost	Amortization	Balance
Balance, December 31, 2023	$—	$—	$—
Additions	737,506	(75,777)	661,729
Effect of Foreign Exchange	—	(133,867)	(133,867)

Balance, December 31, 2024	$737,506	$(209,644)	527,862

Schedule of reconciliation of lease liability
A reconciliation of the lease liabilities for the year ended December 31, 2024 is as follows:

December 31, 2024
Balance, beginning of year	$—
Acquisition of lease	737,506
Cash outflows	(42,289)
Finance costs	55,795
Effect of foreign exchange	(145,407)

Balance, end of year	$605,605

Schedule of current and non current lease liability

December 31, 2024
Lease Liability - current	$70,305
Lease Liability - non-current	535,300
$605,605